Cover Page	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Document Type	F-4/A
Amendment Flag	true
Entity Registrant Name	HUYA Inc.
Entity Central Index Key	0001728190
Entity Emerging Growth Company	false
Entity Address, Country	CN
Entity Incorporation, State or Country Code	E9
Amendment Description	Amendment No.1